Balance Sheets - USD ($)	Feb. 28, 2017	May 31, 2016
Current Assets
Cash and cash equivalents	$ 606	$ 115,738
Pre-paid expenses	56,250
Inventory	177,551	16,827
Total current assets	234,407	132,565
Other assets
Equipment	500	500
Total other assets	500	500
TOTAL ASSETS	234,907	133,065
Commitments & Contingencies
CURRENT LIABILITIES
Derivative liability		351,040
Convertible loans	46,000	207,750
Debt discount	(3,748)	(134,148)
Accrued interest on convertible loans	634	1,845
Loan from shareholder and related party	51,736	38,236
Total current liabilities	94,622	464,724
STOCKHOLDERS' EQUITY
Preferred stock series B, ($0.0001) par value, 50,000,000 shares authorized and issued as of February 28, 2017.	5,000
Common stock, ($0.0001 par value, 500,000,000 shares authorized; 301,640,836 shares issued and outstanding at February 28, 2017 and 258,792,500, at May 31, 2016, respectively	30,164	25,879
Additional paid-in capital	1,533,092	36,876
Accumulated deficit	(1,427,971)	(394,414)
TOTAL STOCKHOLDERS' EQUITY	140,285	(331,659)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 234,907	$ 133,065